Related Party Transactions (Details) - USD ($)			1 Months Ended					3 Months Ended	8 Months Ended
	Jun. 16, 2025	Feb. 20, 2025	Feb. 28, 2025		Feb. 28, 2025		Feb. 20, 2025	Sep. 30, 2025	Sep. 30, 2025	May 31, 2025
Related Party Transactions (Details) [Line Items]
Capital contribution amount									$ 201,250,000
Paid to sponsor	$ 203,557
Overpayment	10,321
Administrative services fee to related party								$ 15,500	17,833
Administrative services fee paid									12,833
Outstanding administrative service Fee payable									5,000
Investor [Member] | Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Working Capital Loans Amount			$ 1,500,000		$ 1,500,000			$ 1,500,000	$ 1,500,000
Business combination price per share (in Dollars per share)			$ 10		$ 10			$ 10	$ 10
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in Shares)					922,163
Founder [Member]
Related Party Transactions (Details) [Line Items]
Shares isssued, price per share (in Dollars per share)										$ 0.004
Stock issued during period shares of additional founder shares (in Shares)										1,009,988
Common stock shares, outstanding (in Shares)										7,069,913
Promissory Note [Member] | Investor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate loan amount			$ 300,000		$ 300,000			$ 300,000	$ 300,000
Repaid loan amount			747,500						747,500
Borrowed amount	$ 193,236		26,089
Administrative Support Agreement [Member] | Investor [Member]
Related Party Transactions (Details) [Line Items]
Monthly for office space			$ 5,000						$ 5,000
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Shares isssued, price per share (in Dollars per share)										$ 0.004
Stock issued during period shares of additional founder shares (in Shares)										1,009,988
Common stock shares, outstanding (in Shares)										7,069,913
Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares, outstanding (in Shares)			7,069,913	[1],[2]	7,069,913	[1],[2]		7,069,913	7,069,913
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.0001	[1],[2]	$ 0.0001	[1],[2]		$ 0.0001	$ 0.0001
Common Class B [Member] | Investor [Member]
Related Party Transactions (Details) [Line Items]
Capital contribution amount							$ 25,000
Number of shares issued (in Shares)							6,059,925
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.004					$ 0.004
Common Class B [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Capital contribution amount		$ 25,000
Shares isssued, price per share (in Dollars per share)		$ 0.004					$ 0.004
Number of shares issued (in Shares)		6,059,925

[1]	In May 2025, the Company effected a share capitalization for an additional 1,009,988 Class B ordinary shares, resulting in 7,069,913 Class B ordinary shares outstanding. All share and per-share amounts have been retroactively restated to reflect the share capitalization.
[2]	Includes up to 922,163 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 8).